Loans receivable (Details Narrative) - CAD ($) $ in Thousands		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2021	Dec. 31, 2020
Loans Receivable Details [Line Items]
Provision for loan losses, recoveries		$ 936	$ 1,117
Gross loans receivable		$ 65,645	$ 56,113
Allowance account for credit losses pessimistic scenario forecast assumption percentage		100.00%
Liquid Loan Portfolio [Member] | Mogo Shareholders [Member]
Loans Receivable Details [Line Items]
Gross consideration	$ 31,572
Gross loans receivable	29,896
Gains on loans receivables	$ 1,676
Bottom of range [member]
Loans Receivable Details [Line Items]
Allowance for credit losses		$ 630
Top of range [member]
Loans Receivable Details [Line Items]
Allowance for credit losses		$ 705